Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (13,094,000)	$ (16,690,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash lease expense	3,000	(9,000)
Depreciation and amortization	92,000	199,000
Stock-based compensation expense	1,494,000	1,724,000
Change in fair value of warrant liabilities	(1,346,000)	(629,000)
Loss on impairment and disposal of property and equipment	41,000	28,000
Forgiveness of DECD loan		(1,000,000)
Financing expense for entering into equity line of credit with Lincoln Park		258,000
Changes in operating assets and liabilities:
Accounts receivable	469,000	(214,000)
Prepaid expenses and other assets	(115,000)	577,000
Inventories	(99,000)	89,000
Accounts payable	912,000	380,000
Accrued liabilities	(418,000)	(539,000)
Other liabilities	(52,000)	(68,000)
Net cash used in operating activities	(12,113,000)	(15,894,000)
Cash flows from investing activities:
Purchase of property and equipment	(37,000)	(24,000)
Net cash used in investing activities	(37,000)	(24,000)
Cash flows from financing activities:
Principal repayment of DECD loan	(93,000)	(148,000)
Net cash provided by financing activities	11,064,000	5,216,000
Net decrease in cash, cash equivalents and restricted cash	(1,086,000)	(10,702,000)
Cash, cash equivalents and restricted cash, beginning of year	2,855,000	13,557,000
Cash, cash equivalents and restricted cash, end of year	1,769,000	2,855,000
Cash and cash equivalents	1,769,000	2,597,000
Restricted cash		258,000
Unrestricted and restricted cash and cash equivalents	1,769,000	2,855,000
Supplemental disclosure of cash flow information:
Cash paid for interest	49,000	45,000
Supplemental disclosure of noncash investing and financing activities:
Forgiveness of DECD loan		(1,000,000)
Warrants modification - incremental value	1,323,000
Commitment shares for equity line of credit		258,000
Increase in right-of-use assets	895,000	318,000
At The Market Offering Agreement [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock		202,000
Payment of stock issuance costs		(134,000)
Equity Line Of Credit Agreement [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	1,901,000	1,177,000
Two Thousand Twenty Three Direct Offering [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock		4,716,000
Payment of stock issuance costs		(597,000)
Two Thousand Twenty Four Direct Offering [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	5,563,000
Payment of stock issuance costs	(733,000)
Warrant Inducement Agreement [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	2,139,000
Payment of stock issuance costs	(277,000)
Securities Purchase Agreements [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	11,000
2024 At The Market Offering Agreement [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	904,000
Payment of stock issuance costs	(189,000)
Private Placement Offering [Member]
Cash flows from financing activities:
Proceeds from issuance of common stock	1,910,000
Payment of stock issuance costs	$ (72,000)